NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to ordinary shareholders	$ (150,942)	$ (313,038)
Numerator for basic and diluted net loss per ordinary share calculation, basic (in shares)	(150,942)	(313,038)
Numerator for basic and diluted net loss per ordinary share calculation - diluted (in shares)	$ (150,942)	$ (313,038)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	645,541,822	659,335,966
Weighted average number of ordinary shares, diluted (in shares)	645,541,822	659,335,966
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	$ (0.23)	$ (0.47)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)	$ (0.23)	$ (0.47)